Fixed asset investments	12 Months Ended
Sep. 30, 2020
Fixed asset investments
Fixed asset investments

11.    Fixed asset investments

Investment in
Joint Venture
£
Cost
At 1 January 2019	—
Additions	—
At 30 September 2019	—
Additions	25,000
At 30 September 2020	25,000

Joint venture

Quantum Keep Limited is a joint venture of Arqit Limited. The registered office is One Fleet Place, London, England, EC4M 7WS. Arqit Limited jointly holds 50% of shares for the entity. The nature of Quantum Keep Limited’s activities is that of business and domestic software development.

Quantum Keep Limited was incorporated on 12 August 2020 with Arqit Limited taking a 50% investment on incorporation.

Quantum Keep Limited has no activity relating to continuing or discontinued operations within the year.